Other Intangible Assets, Net (Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross cost
Purchased and internally developed software	$ 630		$ 630		$ 615	$ 575
Affiliate and customer relationships	2,451		2,451		2,450	2,445
Debt origination fees	64		64		51
Other intangible assets (excluding goodwill), gross	5,573		5,573		5,544	5,503
Accumulated amortization
Purchased and internally developed software	(423)		(423)		(393)	(352)
Affiliate and customer relationships	(1,890)		(1,890)		(1,802)	(1,624)
Debt origination fees	(17)		(17)		(13)
Other intangible assets (excluding goodwill), accumulated amortization	(2,330)		(2,330)		(2,208)	(1,994)
Other intangible assets, net
Purchased and internally developed software	207		207		222
Affiliate and customer relationships	561		561		648
Debt origination fees	47		47		38
Trademarks (indefinite life)	2,428		2,428		2,428	2,429
Other intangible assets (excluding goodwill), net	3,243		3,243		3,336	3,509
Amortization of other intangible assets	$ 66	$ 63	$ 130	$ 125	$ 254	$ 237	$ 272